Condensed Statements of Changes in Stockholders’ Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2016	50,000,000	17,136,743
Beginning Balance, Amount at Dec. 31, 2016	$ 50,000	$ 17,137	$ 877,908	$ (2,362,935)	$ (1,417,890)
Issued common stock for services, Shares		1,977,196
Issued common stock for services, Amount		$ 1,977	237,317		239,294
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares		17,790,769
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount		$ 17,791	1,100,055		1,117,846
Paid-in Capital - Derivative liability			(50,840)		(50,840)
Sold shares of common stock for cash to non-related parties, Shares		8,000,000
Sold shares of common stock for cash to non-related parties, Amount		$ 8,000	72,000		80,000
Net Loss				(628,641)	(628,641)
Ending Balance, Shares at Dec. 31, 2017	50,000,000	44,904,708
Ending Balance, Amount at Dec. 31, 2017	$ 50,000	$ 44,905	2,236,440	(2,991,576)	(660,230)
Issued common stock for services, Shares		20,085,098
Issued common stock for services, Amount		$ 20,086	295,027		315,113
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares		663,856
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount		$ 664	62,336		63,000
Issued common stock for reduction of convertible notes payable, Shares		34,139,824
Issued common stock for reduction of convertible notes payable, Amount		$ 34,139	134,341		168,480
Paid-in Capital - Derivative liability			67,520		67,520
Paid-in Capital - Extinguishment of related party debt			250,000		250,000
Net Loss				(790,362)	(790,362)
Ending Balance, Shares at Dec. 31, 2018	50,000,000	104,146,611
Ending Balance, Amount at Dec. 31, 2018	$ 50,000	$ 104,147	3,061,858	(3,781,938)	(565,933)
Issued common stock for services, Shares		9,383,333
Issued common stock for services, Amount		$ 9,383	69,642		79,025
Sold shares of common stock for cash, Shares		11,545,160
Sold shares of common stock for cash, Amount		$ 11,545	42,155		53,700
Net Loss				(200,418)	(200,418)
Ending Balance, Shares at Mar. 31, 2019	50,000,000	125,075,104
Ending Balance, Amount at Mar. 31, 2019	$ 50,000	$ 125,075	$ 3,173,655	$ (3,982,356)	$ (633,626)